Expense Example {- Fidelity SAI Municipal Money Market Fund} - 03.31 Fidelity SAI Municipal Money Market Fund Pro-06 - Fidelity SAI Municipal Money Market Fund - Fidelity SAI Municipal Money Market Fund
May 28, 2022 USD ($)
Expense Example:
1 year	$ 14
3 years	49
5 years	88
10 years	$ 202